Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) (Health Care And Life, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 2,657	$ 2,628	$ 2,945
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	291	281
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,753	1,695
US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	118	85
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	192	119
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	189	192
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	114	210
Asset Category Other
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category		46
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,180	1,124
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	13	22
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,004	951
Level 1 | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	80	58
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	11	26
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	72	67
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,477	1,504
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	278	259
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	749	744
Level 2 | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	38	27
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	181	93
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	117	125
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	114	210
Level 2 | Asset Category Other
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category		$ 46